Shareholder Report, Line Graph (Details) 191046_Core Alternative ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	May 23, 2017	Apr. 30, 2026
Core Alternative ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Core Alternative ETF NAV
Accumulated Value	$ 12,121	$ 11,463	$ 12,656	$ 12,985	$ 12,401	$ 11,953	$ 11,070	$ 10,001	$ 10,000	$ 11,598
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	$ 26,568	$ 23,701	$ 19,323	$ 18,821	$ 18,781	$ 12,865	$ 12,755	$ 11,239	$ 10,000	$ 34,818